Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
	Summary Compensation Table (SCT) Total for CEO(1) ($)				Value of Initial Fixed $100 Investment Based On:
Year		Compensation Actually Paid (“CAP”) to CEO(2) ($)	Average SCT Total for Non- CEO NEOs(3) ($)	Average CAP to Non-CEO NEOs(4) ($)	Total Shareholder Return (TSR)(5) ($)	Peer Group TSR(6) ($)	Net Income(7) ($ in millions)	PBP EBITDA(8) ($ in millions)
2022	7,098,246	11,036,341	5,609,580	9,451,924	148.13	132.06	2,368	6,031
2021	8,605,599	6,901,200	6,259,577	7,248,556	123.00	119.73	1,024	6,277
2020	6,140,131	13,126,331	9,160,325	15,041,961	117.05	105.30	361	6,797

(1)
The dollar amounts reported are the amounts of Total Compensation reported in the Summary Compensation Table on page 84 for each corresponding fiscal year.

(2)
The dollar amounts reported represent the amount of Compensation Actually Paid (CAP) calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table on page 84:

Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:
Compensation Actually Paid to CEO	2022	2021	2020
Summary Compensation Table (SCT) Total(i)	7,098,246	8,605,599	6,140,131
Less, value of Stock Awards and Option Awards reported in SCT(ii)	2,875,162	3,743,976	360,783
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	3,026,056	3,558,241	484,088
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	2,843,969	(4,612,721)	6,862,895
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iii)	1,654,310	3,094,057	—
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	(711,078)	—	—
Compensation Actually Paid to CEO(a)(b)(c)	11,036,341	6,901,200	13,126,331

(i)
In 2020, 2021, and 2022, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.

(ii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable fiscal year.

(iii)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(v)
In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.

(vi)
Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022 the target has not been met.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the Summary Compensation Table on page 84 in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year:

•
2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;

•
2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and

•
2020: Mr. Basilio, Mr. Abrams-Rivera, Mr. Oliveira, and Flavio Torres.

Mr. Oliveira’s compensation is paid in British pounds (£) and Mr. Torres’ compensation was paid in Brazilian real (R$). The amounts used for the NEO Average SCT Total Compensation for Other NEOs are based on the 12-month average exchange rate for the calendar year as reported in the Summary Compensation Table on page 84 for the applicable year. For Mr. Oliveira, the applicable exchange rates were $1 to £0.85 for 2022, $1 to £0.73 for 2021, and $1 to £0.777 for 2020. For Mr. Torres, the applicable exchange rate was $1 to R$5.4 for 2020.
(4)
The dollar amounts reported represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the Compensation Actually Paid, using the same methodology described above in Note 2. To calculate the Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation:

Reconciliation of Average SCT for Non-CEO NEOs to Average Compensation Actually Paid to Non-CEO NEOs:
Compensation Actually Paid to Non-CEO NEOs	2022	2021	2020
Summary Compensation Table (SCT) Total(i)(ii)	5,609,580	6,259,577	9,160,325
Less, value of Stock Awards and Option Awards reported in SCT(iii)	2,479,584	1,902,553	10,181,443
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	2,666,378	1,616,112	13,273,785
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	3,238,765	712,113	2,789,294
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iv)	416,784	619,857	—
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	(56,550)	—
Compensation Actually Paid to Non-CEO NEOs(a)(b)(c)	9,451,924	7,248,556	15,041,961

(i)
In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.

(ii)
In 2021 and 2022, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation.

(iii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable year.

(iv)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal yar awards that vested during the applicable fiscal as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(a)
For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2022 Annual Report.

(b)
The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2021 to 2022. To calculate total PSU fair value as of each measurement date for each NEO, the TSR fair values were multiplied by the number of target units unvested and outstanding under each tranche. The total compensation expense for a given award would be equal to the sum of all tranches. The following describe the fundamental characteristics of the modeling process.

•
The model assumes that the stock prices of Kraft Heinz and the peer firms follow a correlated geometric Brownian motion. This is a standard assumption used in Monte Carlo multivariate pricing models.

•
The daily stock prices for Kraft Heinz and the peer firms are simulated over the remaining performance period using volatilities and correlations calculated from daily stock returns over a term-matched lookback term from the measurement date.

•
The valuation is done under a risk-neutral framework using the term-matched zero-coupon risk-free interest rate derived from the Treasury Constant Maturities yield curve on the measurement date.

•
The dividend yield is calculated as Kraft Heinz’s quarterly dividend payment as of the measurement date divided by Kraft Heinz’s average three-month stock price as of the measurement date, annualized and compounded.

•
The awards granted do not receive DEUs over the vesting period, therefore a discount was applied to account for Kraft Heinz dividends.

•
TSRs are calculated for Kraft Heinz and the peer firms at the end of the performance period, then ranked in descending order. The percentile ranking of Kraft Heinz is then checked against the payout schedule to determine the value of the award. This value is then discounted back to the measurement date using the risk-free interest rate.

•
The simulation is repeated numerous times (100,000 in this case), and the mean of the discounted values is the measurement-date fair value of the award.

(c)
The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.

(5)
Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year.

(6)
Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s financial statements for the applicable year.

(8)
PBP EBITDA is defined under Compensation Discussion and Analysis—2022 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure on page 72.

Pay Versus Performance Table
	Summary Compensation Table (SCT) Total for CEO(1) ($)				Value of Initial Fixed $100 Investment Based On:
Year		Compensation Actually Paid (“CAP”) to CEO(2) ($)	Average SCT Total for Non- CEO NEOs(3) ($)	Average CAP to Non-CEO NEOs(4) ($)	Total Shareholder Return (TSR)(5) ($)	Peer Group TSR(6) ($)	Net Income(7) ($ in millions)	PBP EBITDA(8) ($ in millions)
2022	7,098,246	11,036,341	5,609,580	9,451,924	148.13	132.06	2,368	6,031
2021	8,605,599	6,901,200	6,259,577	7,248,556	123.00	119.73	1,024	6,277
2020	6,140,131	13,126,331	9,160,325	15,041,961	117.05	105.30	361	6,797

(1)
The dollar amounts reported are the amounts of Total Compensation reported in the Summary Compensation Table on page 84 for each corresponding fiscal year.

(2)
The dollar amounts reported represent the amount of Compensation Actually Paid (CAP) calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table on page 84:

Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:
Compensation Actually Paid to CEO	2022	2021	2020
Summary Compensation Table (SCT) Total(i)	7,098,246	8,605,599	6,140,131
Less, value of Stock Awards and Option Awards reported in SCT(ii)	2,875,162	3,743,976	360,783
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	3,026,056	3,558,241	484,088
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	2,843,969	(4,612,721)	6,862,895
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iii)	1,654,310	3,094,057	—
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	(711,078)	—	—
Compensation Actually Paid to CEO(a)(b)(c)	11,036,341	6,901,200	13,126,331

(i)
In 2020, 2021, and 2022, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.

(ii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable fiscal year.

(iii)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(v)
In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.

(vi)
Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022 the target has not been met.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the Summary Compensation Table on page 84 in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year:

•
2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;

•
2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and

•
2020: Mr. Basilio, Mr. Abrams-Rivera, Mr. Oliveira, and Flavio Torres.

Mr. Oliveira’s compensation is paid in British pounds (£) and Mr. Torres’ compensation was paid in Brazilian real (R$). The amounts used for the NEO Average SCT Total Compensation for Other NEOs are based on the 12-month average exchange rate for the calendar year as reported in the Summary Compensation Table on page 84 for the applicable year. For Mr. Oliveira, the applicable exchange rates were $1 to £0.85 for 2022, $1 to £0.73 for 2021, and $1 to £0.777 for 2020. For Mr. Torres, the applicable exchange rate was $1 to R$5.4 for 2020.
(4)
The dollar amounts reported represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the Compensation Actually Paid, using the same methodology described above in Note 2. To calculate the Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation:

Reconciliation of Average SCT for Non-CEO NEOs to Average Compensation Actually Paid to Non-CEO NEOs:
Compensation Actually Paid to Non-CEO NEOs	2022	2021	2020
Summary Compensation Table (SCT) Total(i)(ii)	5,609,580	6,259,577	9,160,325
Less, value of Stock Awards and Option Awards reported in SCT(iii)	2,479,584	1,902,553	10,181,443
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	2,666,378	1,616,112	13,273,785
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	3,238,765	712,113	2,789,294
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iv)	416,784	619,857	—
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	(56,550)	—
Compensation Actually Paid to Non-CEO NEOs(a)(b)(c)	9,451,924	7,248,556	15,041,961

(i)
In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.

(ii)
In 2021 and 2022, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation.

(iii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable year.

(iv)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal yar awards that vested during the applicable fiscal as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(a)
For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2022 Annual Report.

(b)
The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2021 to 2022. To calculate total PSU fair value as of each measurement date for each NEO, the TSR fair values were multiplied by the number of target units unvested and outstanding under each tranche. The total compensation expense for a given award would be equal to the sum of all tranches. The following describe the fundamental characteristics of the modeling process.

•
The model assumes that the stock prices of Kraft Heinz and the peer firms follow a correlated geometric Brownian motion. This is a standard assumption used in Monte Carlo multivariate pricing models.

•
The daily stock prices for Kraft Heinz and the peer firms are simulated over the remaining performance period using volatilities and correlations calculated from daily stock returns over a term-matched lookback term from the measurement date.

•
The valuation is done under a risk-neutral framework using the term-matched zero-coupon risk-free interest rate derived from the Treasury Constant Maturities yield curve on the measurement date.

•
The dividend yield is calculated as Kraft Heinz’s quarterly dividend payment as of the measurement date divided by Kraft Heinz’s average three-month stock price as of the measurement date, annualized and compounded.

•
The awards granted do not receive DEUs over the vesting period, therefore a discount was applied to account for Kraft Heinz dividends.

•
TSRs are calculated for Kraft Heinz and the peer firms at the end of the performance period, then ranked in descending order. The percentile ranking of Kraft Heinz is then checked against the payout schedule to determine the value of the award. This value is then discounted back to the measurement date using the risk-free interest rate.

•
The simulation is repeated numerous times (100,000 in this case), and the mean of the discounted values is the measurement-date fair value of the award.

(c)
The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.

(5)
Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year.

(6)
Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s financial statements for the applicable year.

(8)
PBP EBITDA is defined under Compensation Discussion and Analysis—2022 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure on page 72.

Company Selected Measure Name	PBP EBITDA	PBP EBITDA
Peer Group Issuers, Footnote [Text Block]
(5)
Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year.

(6)
Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

(5)
Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year.

(6)
Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. Based on an initial fixed investment of $100 on December 27, 2019, the last day of our 2019 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 7,098,246		$ 8,605,599		$ 6,140,131
PEO Actually Paid Compensation Amount	$ 11,036,341		6,901,200		13,126,331
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of Compensation Actually Paid (CAP) calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table on page 84:

Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:
Compensation Actually Paid to CEO	2022	2021	2020
Summary Compensation Table (SCT) Total(i)	7,098,246	8,605,599	6,140,131
Less, value of Stock Awards and Option Awards reported in SCT(ii)	2,875,162	3,743,976	360,783
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	3,026,056	3,558,241	484,088
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	2,843,969	(4,612,721)	6,862,895
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iii)	1,654,310	3,094,057	—
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	(711,078)	—	—
Compensation Actually Paid to CEO(a)(b)(c)	11,036,341	6,901,200	13,126,331

(i)
In 2020, 2021, and 2022, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.

(ii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable fiscal year.

(iii)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(v)
In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.

(vi)
Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022 the target has not been met.

(2)
The dollar amounts reported represent the amount of Compensation Actually Paid (CAP) calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table on page 84:

Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:
Compensation Actually Paid to CEO	2022	2021	2020
Summary Compensation Table (SCT) Total(i)	7,098,246	8,605,599	6,140,131
Less, value of Stock Awards and Option Awards reported in SCT(ii)	2,875,162	3,743,976	360,783
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	3,026,056	3,558,241	484,088
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	2,843,969	(4,612,721)	6,862,895
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iii)	1,654,310	3,094,057	—
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	(711,078)	—	—
Compensation Actually Paid to CEO(a)(b)(c)	11,036,341	6,901,200	13,126,331

(i)
In 2020, 2021, and 2022, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.

(ii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable fiscal year.

(iii)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(v)
In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.

(vi)
Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022 the target has not been met.

Non-PEO NEO Average Total Compensation Amount	$ 5,609,580		6,259,577		9,160,325
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,451,924		7,248,556		15,041,961
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the Summary Compensation Table on page 84 in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year:

•
2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;

•
2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and

•
2020: Mr. Basilio, Mr. Abrams-Rivera, Mr. Oliveira, and Flavio Torres.

Mr. Oliveira’s compensation is paid in British pounds (£) and Mr. Torres’ compensation was paid in Brazilian real (R$). The amounts used for the NEO Average SCT Total Compensation for Other NEOs are based on the 12-month average exchange rate for the calendar year as reported in the Summary Compensation Table on page 84 for the applicable year. For Mr. Oliveira, the applicable exchange rates were $1 to £0.85 for 2022, $1 to £0.73 for 2021, and $1 to £0.777 for 2020. For Mr. Torres, the applicable exchange rate was $1 to R$5.4 for 2020.
(4)
The dollar amounts reported represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the Compensation Actually Paid, using the same methodology described above in Note 2. To calculate the Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation:

Reconciliation of Average SCT for Non-CEO NEOs to Average Compensation Actually Paid to Non-CEO NEOs:
Compensation Actually Paid to Non-CEO NEOs	2022	2021	2020
Summary Compensation Table (SCT) Total(i)(ii)	5,609,580	6,259,577	9,160,325
Less, value of Stock Awards and Option Awards reported in SCT(iii)	2,479,584	1,902,553	10,181,443
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	2,666,378	1,616,112	13,273,785
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	3,238,765	712,113	2,789,294
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iv)	416,784	619,857	—
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	(56,550)	—
Compensation Actually Paid to Non-CEO NEOs(a)(b)(c)	9,451,924	7,248,556	15,041,961

(i)
In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.

(ii)
In 2021 and 2022, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation.

(iii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable year.

(iv)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal yar awards that vested during the applicable fiscal as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(a)
For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2022 Annual Report.

(b)
The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2021 to 2022. To calculate total PSU fair value as of each measurement date for each NEO, the TSR fair values were multiplied by the number of target units unvested and outstanding under each tranche. The total compensation expense for a given award would be equal to the sum of all tranches. The following describe the fundamental characteristics of the modeling process.

•
The model assumes that the stock prices of Kraft Heinz and the peer firms follow a correlated geometric Brownian motion. This is a standard assumption used in Monte Carlo multivariate pricing models.

•
The daily stock prices for Kraft Heinz and the peer firms are simulated over the remaining performance period using volatilities and correlations calculated from daily stock returns over a term-matched lookback term from the measurement date.

•
The valuation is done under a risk-neutral framework using the term-matched zero-coupon risk-free interest rate derived from the Treasury Constant Maturities yield curve on the measurement date.

•
The dividend yield is calculated as Kraft Heinz’s quarterly dividend payment as of the measurement date divided by Kraft Heinz’s average three-month stock price as of the measurement date, annualized and compounded.

•
The awards granted do not receive DEUs over the vesting period, therefore a discount was applied to account for Kraft Heinz dividends.

•
TSRs are calculated for Kraft Heinz and the peer firms at the end of the performance period, then ranked in descending order. The percentile ranking of Kraft Heinz is then checked against the payout schedule to determine the value of the award. This value is then discounted back to the measurement date using the risk-free interest rate.

•
The simulation is repeated numerous times (100,000 in this case), and the mean of the discounted values is the measurement-date fair value of the award.

(c)
The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the Summary Compensation Table on page 84 in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year:

•
2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;

•
2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and

•
2020: Mr. Basilio, Mr. Abrams-Rivera, Mr. Oliveira, and Flavio Torres.

Mr. Oliveira’s compensation is paid in British pounds (£) and Mr. Torres’ compensation was paid in Brazilian real (R$). The amounts used for the NEO Average SCT Total Compensation for Other NEOs are based on the 12-month average exchange rate for the calendar year as reported in the Summary Compensation Table on page 84 for the applicable year. For Mr. Oliveira, the applicable exchange rates were $1 to £0.85 for 2022, $1 to £0.73 for 2021, and $1 to £0.777 for 2020. For Mr. Torres, the applicable exchange rate was $1 to R$5.4 for 2020.
(4)
The dollar amounts reported represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the Compensation Actually Paid, using the same methodology described above in Note 2. To calculate the Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation:

Reconciliation of Average SCT for Non-CEO NEOs to Average Compensation Actually Paid to Non-CEO NEOs:
Compensation Actually Paid to Non-CEO NEOs	2022	2021	2020
Summary Compensation Table (SCT) Total(i)(ii)	5,609,580	6,259,577	9,160,325
Less, value of Stock Awards and Option Awards reported in SCT(iii)	2,479,584	1,902,553	10,181,443
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	2,666,378	1,616,112	13,273,785
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	3,238,765	712,113	2,789,294
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(iv)	416,784	619,857	—
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	(56,550)	—
Compensation Actually Paid to Non-CEO NEOs(a)(b)(c)	9,451,924	7,248,556	15,041,961

(i)
In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.

(ii)
In 2021 and 2022, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation.

(iii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table on page 84 for each applicable year.

(iv)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal yar awards that vested during the applicable fiscal as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)
In 2020, 2021, and 2022 we did not grant any awards that vested in the same year they were granted.

(a)
For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2022 Annual Report.

(b)
The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2021 to 2022. To calculate total PSU fair value as of each measurement date for each NEO, the TSR fair values were multiplied by the number of target units unvested and outstanding under each tranche. The total compensation expense for a given award would be equal to the sum of all tranches. The following describe the fundamental characteristics of the modeling process.

•
The model assumes that the stock prices of Kraft Heinz and the peer firms follow a correlated geometric Brownian motion. This is a standard assumption used in Monte Carlo multivariate pricing models.

•
The daily stock prices for Kraft Heinz and the peer firms are simulated over the remaining performance period using volatilities and correlations calculated from daily stock returns over a term-matched lookback term from the measurement date.

•
The valuation is done under a risk-neutral framework using the term-matched zero-coupon risk-free interest rate derived from the Treasury Constant Maturities yield curve on the measurement date.

•
The dividend yield is calculated as Kraft Heinz’s quarterly dividend payment as of the measurement date divided by Kraft Heinz’s average three-month stock price as of the measurement date, annualized and compounded.

•
The awards granted do not receive DEUs over the vesting period, therefore a discount was applied to account for Kraft Heinz dividends.

•
TSRs are calculated for Kraft Heinz and the peer firms at the end of the performance period, then ranked in descending order. The percentile ranking of Kraft Heinz is then checked against the payout schedule to determine the value of the award. This value is then discounted back to the measurement date using the risk-free interest rate.

•
The simulation is repeated numerous times (100,000 in this case), and the mean of the discounted values is the measurement-date fair value of the award.

(c)
The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company Cumulative TSR
As shown below, the Compensation Actually Paid to our CEO and other NEOs is aligned with the Company’s TSR. This is due primarily to the Company’s compensation philosophy of meritocracy and the significance of equity-based compensation in our compensation program, which aligns equity to the Company’s financial performance. Additionally, for 2020:
•
the Compensation Actually Paid to our CEO was higher primarily due to new hire equity awards granted in 2019; and

•
the Average Compensation Actually Paid to our other NEOs was higher primarily due to new hire equity awards and cash bonuses paid to two non-CEO NEOs and one-time cash retention bonuses paid to our other non-CEO NEOs.

Compensation Actually Paid and Company Cumulative TSR
As shown below, the Compensation Actually Paid to our CEO and other NEOs is aligned with the Company’s TSR. This is due primarily to the Company’s compensation philosophy of meritocracy and the significance of equity-based compensation in our compensation program, which aligns equity to the Company’s financial performance. Additionally, for 2020:
•
the Compensation Actually Paid to our CEO was higher primarily due to new hire equity awards granted in 2019; and

•
the Average Compensation Actually Paid to our other NEOs was higher primarily due to new hire equity awards and cash bonuses paid to two non-CEO NEOs and one-time cash retention bonuses paid to our other non-CEO NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As shown below, the Company’s net income has steadily increased while the CEO and other NEOs’ Compensation Actually Paid has fluctuated each year. This is due primarily to the fact that we do not use net income to determine compensation levels or incentive plan payouts. Additionally, for 2020:
•
the Compensation Actually Paid to our CEO was higher primarily due to new hire equity awards granted in 2019; and

•
the Average Compensation Actually Paid to our other NEOs was higher primarily due to new hire equity awards and cash bonuses paid to two non-CEO NEOs and one-time cash retention bonuses paid to our other non-CEO NEOs.

Compensation Actually Paid and Net Income
As shown below, the Company’s net income has steadily increased while the CEO and other NEOs’ Compensation Actually Paid has fluctuated each year. This is due primarily to the fact that we do not use net income to determine compensation levels or incentive plan payouts. Additionally, for 2020:
•
the Compensation Actually Paid to our CEO was higher primarily due to new hire equity awards granted in 2019; and

•
the Average Compensation Actually Paid to our other NEOs was higher primarily due to new hire equity awards and cash bonuses paid to two non-CEO NEOs and one-time cash retention bonuses paid to our other non-CEO NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and PBP EBITDA
As shown below, there is a positive correlation between the Compensation Actually Paid to our CEO and other NEOs and PBP EBITDA, our Company-selected financial measure. This is due primarily to the fact that we use PBP EBITDA to determine incentive plan payouts. The reduction in PBP EBITDA over the three-year period is primarily due to the impact of divestitures in 2021 and 2022, including the sale of certain assets in our global nuts business and global cheese businesses, and higher COVID-19-related at home consumption during 2020. Additionally, for 2020:
•
the Compensation Actually Paid to our CEO was higher primarily due to new hire equity awards granted in 2019; and

•
the Average Compensation Actually Paid to our other NEOs was higher primarily due to new hire equity awards and cash bonuses paid to two non-CEO NEOs and one-time cash retention bonuses paid to our other non-CEO NEOs.

Proceeds from the divestitures were used primarily to repay debt. In 2022, the Company’s long-term debt rating was returned to investment grade.

Compensation Actually Paid and PBP EBITDA
As shown below, there is a positive correlation between the Compensation Actually Paid to our CEO and other NEOs and PBP EBITDA, our Company-selected financial measure. This is due primarily to the fact that we use PBP EBITDA to determine incentive plan payouts. The reduction in PBP EBITDA over the three-year period is primarily due to the impact of divestitures in 2021 and 2022, including the sale of certain assets in our global nuts business and global cheese businesses, and higher COVID-19-related at home consumption during 2020. Additionally, for 2020:
•
the Compensation Actually Paid to our CEO was higher primarily due to new hire equity awards granted in 2019; and

•
the Average Compensation Actually Paid to our other NEOs was higher primarily due to new hire equity awards and cash bonuses paid to two non-CEO NEOs and one-time cash retention bonuses paid to our other non-CEO NEOs.

Proceeds from the divestitures were used primarily to repay debt. In 2022, the Company’s long-term debt rating was returned to investment grade.

Total Shareholder Return Vs Peer Group [Text Block]
TSR Comparison
The following graph compares the cumulative total return on our common stock with the cumulative total return of the S&P Consumer Staples Food and Soft Drink Products, which we consider our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. As shown below, the Company’s three-year cumulative TSR steadily increased and remained above our TSR peer group for the three-year period.

TSR Comparison
The following graph compares the cumulative total return on our common stock with the cumulative total return of the S&P Consumer Staples Food and Soft Drink Products, which we consider our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. As shown below, the Company’s three-year cumulative TSR steadily increased and remained above our TSR peer group for the three-year period.

Tabular List [Table Text Block]
List of Financial Performance Measures
The following represent the most important metrics we used to determine Compensation Actually Paid for 2022, as further detailed in the Compensation Discussion and Analysis beginning on page 59:
•
Organic Net Sales

•
Cash conversion

•
Market share performance

•
PBP adjusted gross profit margin

Our executive compensation program reflects a variable pay-for-performance philosophy. The metrics we use for our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase value for our stockholders.

List of Financial Performance Measures
The following represent the most important metrics we used to determine Compensation Actually Paid for 2022, as further detailed in the Compensation Discussion and Analysis beginning on page 59:
•
Organic Net Sales

•
Cash conversion

•
Market share performance

•
PBP adjusted gross profit margin

Our executive compensation program reflects a variable pay-for-performance philosophy. The metrics we use for our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase value for our stockholders.

Total Shareholder Return Amount	$ 148.13		123		117.05
Peer Group Total Shareholder Return Amount	132.06		119.73		105.3
Net Income (Loss)	$ 2,368,000,000		$ 1,024,000,000		$ 361,000,000
Company Selected Measure Amount	6,031	6,031	6,277	6,277	6,797	6,797	6,797
PEO Name	Mr. Patricio	Mr. Patricio	Mr. Patricio	Mr. Patricio	Mr. Patricio	Mr. Patricio	Mr. Patricio
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Net Sales	Organic Net Sales
Non-GAAP Measure Description [Text Block]	(8) PBP EBITDA is defined under Compensation Discussion and Analysis—2022 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure on page 72.	(8) PBP EBITDA is defined under Compensation Discussion and Analysis—2022 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure on page 72.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash conversion	Cash conversion
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Market share performance	Market share performance
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	PBP adjusted gross profit margin	PBP adjusted gross profit margin
Mr. Patricio [Member]
Pay vs Performance Disclosure [Table]
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture								$ 35,000,000
Investment Of Purchase Shares Company Stock								$ 20,000,000
Mr. Oliveira [Member]
Pay vs Performance Disclosure [Table]
Effect of Exchange Rate on Compensation | £		£ 0.85		£ 0.73		£ 0.777
Mr. Torres [Member]
Pay vs Performance Disclosure [Table]
Effect of Exchange Rate on Compensation | R$							R$ 5.4
Non-PEO NEO [Member] | Fair Value Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (56,550)
PEO [Member] | Stock Awards and Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,875,162		3,743,976		$ 360,783
PEO [Member] | Fair Value Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,026,056		3,558,241		484,088
PEO [Member] | Fair Value Outstanding Unvested Equity Awards Granted In prior Years {Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,843,969		(4,612,721)		6,862,895
PEO [Member] | Fair Value Outstanding Vested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,654,310		3,094,057
PEO [Member] | Fair Value Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(711,078)
Non-PEO NEO [Member] | Stock Awards and Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,479,584		1,902,553		10,181,443
Non-PEO NEO [Member] | Fair Value Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,666,378		1,616,112		13,273,785
Non-PEO NEO [Member] | Fair Value Outstanding Unvested Equity Awards Granted In prior Years {Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,238,765		712,113		$ 2,789,294
Non-PEO NEO [Member] | Fair Value Outstanding Vested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 416,784		$ 619,857